United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22098

(Investment Company Act File Number)

Federated Enhanced Treasury Income Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2014

Date of Reporting Period: Six months ended 05/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2014
Federated Enhanced Treasury Income Fund
Fund Established 2010

Not FDIC Insured • May Lose Value • No Bank Guarantee

Information Regarding Sources of Fund Distributions
Federated Enhanced Treasury Income Fund (the “Fund”), acting pursuant to a Securities and Exchange Commission (SEC) exemptive order and with the approval of the Fund's Board of Trustees (the “Board”), has adopted a plan, consistent with its investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, the Fund will make monthly cash distributions approximating 3.5% of the Fund's prior month-end's net asset value on an annualized basis.
The amounts distributed per share are subject to change at the discretion of the Fund's Board. Under its Plan, the Fund will distribute all available investment income to its shareholders, consistent with its primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the amount established by the Board, except for extraordinary distributions and potential distribution rate increases to enable the Fund to comply with the distribution requirements imposed by the Code.
Shareholders should not draw any conclusions about the Fund's investment performance from the amount of these distributions or from the terms of the Plan. The Fund's total return performance at net asset value is presented in its financial highlights table.
The Board may amend, suspend or terminate the Fund's Plan without prior notice if it deems such actions to be in the best interests of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund's stock is trading at or above net asset value) or widening an existing trading discount. The Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Please refer to the Fund's prospectus for a more complete description of its risks.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.

Portfolio of Investments Summary Table (unaudited)
At May 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	97.0%
Investment Company	3.3%
Derivative Contracts for U.S. Treasury Securities[2,3]	(0.0)%
Other Assets and Liabilities—Net[4]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURY—97.0%
$9,250,000		U.S. Treasury Inflation Protected Note, 0.125%, 4/15/2016	$10,161,996
3,000,000		U.S. Treasury Inflation Protected Note, 0.125%, 4/15/2017	3,225,379
5,000,000		United States Treasury Bond, 4.375%, 11/15/2039	6,009,375
4,500,000		United States Treasury Bond, 4.375%, 5/15/2041	5,426,789
10,000,000		United States Treasury Bond, 5.250%, 11/15/2028	12,865,938
5,200,000		United States Treasury Bond, 7.500%, 11/15/2024	7,631,000
10,000,000		United States Treasury Note, 0.375%, 3/15/2015	10,022,031
14,000,000		United States Treasury Note, 0.375%, 1/31/2016	14,027,344
5,000,000		United States Treasury Note, 1.250%, 10/31/2018	4,975,039
4,000,000		United States Treasury Note, 1.375%, 7/31/2018	4,016,281
9,000,000	[1]	United States Treasury Note, 1.500%, 7/31/2016	9,204,890
3,500,000		United States Treasury Note, 1.750%, 5/31/2016	3,595,539
7,500,000		United States Treasury Note, 2.500%, 8/15/2023	7,567,051
7,500,000		United States Treasury Note, 2.625%, 8/15/2020	7,829,906
3,500,000		United States Treasury Note, 2.750%, 2/15/2019	3,705,981
11,675,000		United States Treasury Note, 3.500%, 5/15/2020	12,807,338
		TOTAL U.S. TREASURY (IDENTIFIED COST $118,513,763)	123,071,877
		INVESTMENT COMPANY—3.3%
4,149,749	[2]	Federated Government Obligations Fund, Institutional Shares, 0.01% (IDENTIFIED COST $4,149,749)	4,149,749
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $122,663,512)[3]	127,221,626
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(339,384)
		TOTAL NET ASSETS—100%	$126,882,242
At May 31, 2014, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Notes, 10-Year Short Futures	662	$83,091,344	September 2014	$(342,833)
5U.S. Treasury Notes, 5-Year Short Futures	120	$14,370,938	September 2014	$(19,021)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(361,854)
Semi-Annual Shareholder Report

At May 31, 2014, the Fund had the following outstanding written call option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
5U.S. Treasury Bonds 10-Year Short Calls on Futures	June 2014	$125	(130)	$(117,812)
5U.S. Treasury Bonds 5-Year Short Calls on Futures	June 2014	$120	(500)	$(261,719)
5U.S. Treasury Bonds Short Calls on Futures	June 2014	$137	(225)	$(291,797)
(PREMIUMS RECEIVED $469,658)				$(671,328)
Net Unrealized Depreciation on Futures Contracts and Value of Written Call Option Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures and written call option contracts.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$123,071,877	$—	$123,071,877
Investment Company	4,149,749	—	—	4,149,749
TOTAL SECURITIES	$4,149,749	$123,071,877	$—	$127,221,626
OTHER FINANCIAL INSTRUMENTS*	$(1,033,182)	$—	$—	$(1,033,182)
*	Other financial instruments include written call option contracts and futures contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 05/31/2014	Year Ended November 30,			Period Ended 11/30/2010[1]
		2013	2012	2011
Net Asset Value Beginning of Period	$14.93	$15.96	$16.54	$18.03	$19.10
Income from Investment Operations:
Net investment income[2]	0.08	0.12	0.15	0.21	0.15
Net realized and unrealized gain (loss) on investments, futures contracts and written options	(0.02)	(0.59)	0.10	(0.68)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.06	(0.47)	0.25	(0.47)	0.05
Offering costs	—	—	—	—	(0.04)
Less Distributions:
Distributions from net investment income	(0.08)[2]	(0.12)	(0.17)	(0.21)	(0.15)
Distributions from net realized gain on investments	(0.05)[2]	—	—	—	—
Return of capital[3]	(0.15)[2]	(0.55) [4]	(0.71) [4]	(0.81) [4]	(0.93)[4]
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.28)	(0.67)	(0.88)	(1.02)	(1.08)
Repurchase of Common Shares	0.01	0.11	0.05	—	—
Net Asset Value, End of Period	$14.72	$14.93	$15.96	$16.54	$18.03
Market Price, End of Period	$13.42	$12.80	$14.37	$14.03	$16.67
Total Return at Net Asset Value[5]	0.44%	(2.29)%	1.91%	(2.66)%	0.10%
Total Return at Market Price[6]	7.02%	(6.45)%	8.82%	(10.12)%	(11.72)%
Ratios to Average Net Assets:
Net expenses	0.98%[7]	1.05%	1.03%	1.00%	1.03%[7]
Net investment income	1.03%[7]	0.76%	0.93%	1.20%	0.95%[7]
Expense waiver/reimbursement[8]	0.06%[7]	0.08%	—	—	0.00%[7,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$126,882	$129,624	$147,676	$158,245	$172,558
Portfolio turnover	20%	52%	31%	67%	156%
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to November 30, 2010.
2	These distributions may be deemed a tax return of capital. Actual amounts and sources of distributions cannot be determined until fiscal year end.
3	Per share numbers have been calculated using the average shares method.
4	Represents a return of capital for federal income tax purposes.
5	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total Return for periods of less than one year are not annualized.
6	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Represents less than $0.01.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investments in securities at value including $4,149,749 of investment in an affiliated holding (Note 5) (identified cost $122,663,512)		$127,221,626
Income receivable		322,650
Receivable for daily variation margin		78,969
TOTAL ASSETS		127,623,245
Liabilities:
Options written, at value (premiums $469,658)	$671,328
Income distribution payable	656
Payable for portfolio accounting fees	45,498
Payable for auditing fees	16,354
Payable for Directors'/Trustees fees (Note 5)	829
Accrued expenses (Note 5)	6,338
TOTAL LIABILITIES		741,003
Net assets for 8,620,101 shares outstanding		$126,882,242
Net Assets Consists of:
Paid-in capital		$139,292,341
Net unrealized appreciation of investments, written options and futures contracts		3,994,590
Accumulated net realized loss on investments, written options and futures contracts		(16,398,805)
Distributions in excess of net investment income		(5,884)
TOTAL NET ASSETS		$126,882,242
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$126,882,242 ÷ 8,620,101 shares outstanding, $0.01 par value, unlimited shares authorized		$14.72
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Interest		$1,294,322
Dividends from affiliated holdings (Note 5)		151
TOTAL INCOME		1,294,473
Expenses:
Investment adviser fee (Note 5)	$464,888
Administrative fee (Note 5)	62,329
Custodian fees	7,470
Transfer agent fee	14,720
Directors'/Trustees' fees (Note 5)	3,179
Auditing fees	17,704
Legal fees	4,737
Portfolio accounting fees	54,954
Printing and postage	15,807
Miscellaneous (Note 5)	21,746
TOTAL EXPENSES	667,534
Waiver/reimbursement of investment adviser fee (Note 5)	(37,442)
Net expenses		630,092
Net investment income		664,381
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Written Options:
Net realized gain on investments		332,528
Net realized loss on futures contracts		(518,289)
Net realized loss on written options		(973,966)
Net change in unrealized appreciation of investments		1,589,622
Net change in unrealized depreciation of futures contracts		(546,146)
Net change in unrealized depreciation on written options		(90,291)
Net realized and unrealized loss on investments, futures contracts and written options		(206,542)
Change in net assets resulting from operations		$457,839
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$664,381	$1,042,480
Net realized gain/(loss) on investments, futures contracts and written options	(1,159,727)	1,861,765
Net change in unrealized appreciation/depreciation of investments, futures contracts and written options	953,185	(7,213,393)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	457,839	(4,309,148)
Distributions to Shareholders (Note 2):
Distributions from net investment income	(669,435)[1]	(1,039,298)
Distributions from net realized gain on investments	(406,443)[1]	—
Return of capital	(1,314,961) [1]	(4,953,038)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,390,839)	(5,992,336)
Share Transactions:
Cost of shares redeemed (Note 6)	(808,603)	(7,750,407)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(808,603)	(7,750,407)
Change in net assets	(2,741,603)	(18,051,891)
Net Assets:
Beginning of period	129,623,845	147,675,736
End of period (including distributions in excess of investment income of $(5,884) and $(830), respectively)	$126,882,242	$129,623,845
1	These distributions may be deemed a tax return of capital. Actual amounts and sources of distributions cannot be determined until fiscal year end.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated Enhanced Treasury Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as a diversified, closed-end management investment company. Due to changes in the Commodity Futures Trading Commission's interpretation of the Commodity Exchange Act, effective January 1, 2013, Federated Investment Management Company (“Adviser”) became registered as a “commodity pool operator” with respect to its operation of the Fund. The Fund's investment objectives are to provide current income, with total return as a secondary objective.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV.
The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income.
Beginning on March 1, 2014, the Fund declared and paid monthly distributions approximating 3.5% of the Fund's net asset value on an annualized basis. For the period from March 1, 2013 to February 28, 2014, the distribution rate approximated 4.0% of the Fund's net asset value on an annualized basis. For the other time periods reflected within the Statement of Changes in Net Assets, the Fund declared and paid monthly distributions approximating 5.5% of the Fund's net asset value on an annualized basis. GAAP requires that distributions in excess of tax basis earnings and profits be reported in these financial statements as a return of capital. Distributions in any year may include a substantial return of capital component. Actual amounts and sources of distributions cannot be determined until fiscal year end.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $62,894,295 and $54,318,049, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase yield and income. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Semi-Annual Shareholder Report

The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2013	831	$710,340
Contracts written	7,107	5,039,386
Contracts exercised	(7)	(9,813)
Contracts bought back	(6,576)	(5,060,385)
Contracts expired	(500)	(209,870)
Outstanding at May 31, 2014	855	$469,658
Written option contracts outstanding at period end are listed after the Fund's portfolio of investments.
The average notional amount of written call option contracts held by the Fund throughout the period was a net payable of $610,597. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(361,854)*	Options written, at value	$671,328
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Futures	Written Option Contracts	Total
Interest rate contracts	$(518,289)	$ (973,966)	$ (1,492,255)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Futures	Written Option Contracts	Total
Interest rate contracts	$(546,146)	$(90,291)	$(636,437)
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Common Shares
The following table summarizes share activity:
	Six Months Ended 5/31/2014	Year Ended 11/30/2013
Shares repurchased	(59,408)	(573,711)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(59,408)	(573,711)
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $122,663,512. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts and written call option contracts was $4,558,114. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,574,938 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,824.
At November 30, 2013, the Fund had a capital loss carryforward of $11,898,678 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$ 1,997,753	$2,685,584	$ 4,683,337
2018	$ 973,449	NA	$ 973,449
2019	$ 6,241,892	NA	$ 6,241,892
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual management fee, equal to 0.60% of the average daily value of the Fund's Managed Assets. Prior to March 1, 2014, the annual management fee was 0.85% of the average daily value of the Fund's Managed Assets. For these purposes, “Managed Assets” means the total assets of the Fund (including assets attributable to any form of investment leverage that the Fund may in the future determine to utilize) minus the sum of accrued liabilities (other than debt representing financial leverage).
In order to reduce Fund expenses, the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Common Shares (after the waivers and/or reimbursements) will not exceed 1.05% (excluding acquired fund fees and expenses, if any). This contractual fee waiver will be in place for the first five years of the Fund's operations and may only be terminated or revised by the Trustees. For the six months ended May 31, 2014, the Adviser waived $37,390 of its fee.
Pursuant to a sub-advisory agreement between the Adviser and Dix Hills Partners, LLC (the “Sub-Adviser”), the Sub-Adviser received an annual fee from the Adviser in an amount equal to 0.425% of average daily managed assets. This sub-advisory agreement was terminated at the close of business on February 28, 2014. Upon this termination, the Adviser assumed the Sub-Adviser's previous responsibilities.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS currently receives no compensation for providing administrative services to the Fund. Effective March 1, 2013, the Fund agreed to pay FAS an annual Administrative Service Charge of $125,000 for compliance and other services related to Commodity Futures Trading Commission Rule 4.5.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $52. Transactions with the affiliated holding during the six months ended May 31, 2014, were as follows:
Federated Government Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	4,213,588
Purchases/Additions	13,881,083
Sales/Reductions	(13,944,922)
Balance of Shares Held 05/31/2014	4,149,749
Value	$4,149,749
Dividend Income	$151
6. SHARE REPURCHASE PROGRAM
In February 2012, the Trustees authorized a share repurchase program that allows the Fund to purchase up to 5% of its outstanding common shares over the 12-month period ending February 28, 2013 (based on shares outstanding as of December 31, 2011, or 478,446 shares). Repurchases are made when the Fund's shares are trading at less than net asset value and in accordance with procedures approved by the Trustees. The Fund completed its purchase of all of the 478,446 shares during the initial program period. In February 2013 and again in February 2014, the Trustees authorized the extension of the share repurchase program which allows the Fund to purchase up to 5% of its outstanding common shares over the 12-month periods ending February 28, 2014 (based on shares outstanding as of December 31, 2012, or 459,352 shares) and February 28, 2015 (based on shares outstanding as of December 31, 2013 of 433,975 shares). During the six months ended May 31, 2014, the Fund repurchased 59,408 common shares at an aggregate purchase price of $808,603 which reflects a weighted-average discount from net asset value per share of 8.86%. This completed the purchase of all of the 459,352 shares authorized in the February 2013 extension. At May 31, 2014, 422,962 common shares remain available to be purchased under the current program extension.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Enhanced Treasury Income Fund
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders of the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other closed-end funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Semi-Annual Shareholder Report

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Board also considered whether the Fund might benefit from “economies of scale” and noted that, as a “closed-end fund,” which has made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Fund's initial public offering) has not made and does not expect to make additional offerings to raise more assets, the Fund is unlikely to grow materially in size and, as a consequence, there are no meaningful “economies of scale” to be realized from internal growth. Accordingly, the Board concluded that this was not a relevant consideration in its overall evaluation.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one
Semi-Annual Shareholder Report

of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that each Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Enhanced Treasury Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 314162108

Q450548 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a)	The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable

(b) No change in any of the Portfolio Managers identified in Item 8(a)(1) in the Registrant’s most recent annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Period	(a) Total number of common shares (or units) purchased	(b) Average price paid per common share (or unit)	(c) Total number of common shares (or units) purchased as part of publicly announced plans or programs	(d) Maximum number (or approximate dollar value) of common shares (or units) that may yet be purchased under the plans or programs
Month #1 (December 1, 2013 – December 31, 2013)	-0-	NA	-0-	48,395
Month #2 (January 1, 2014- January 31, 2014)	-0-	NA	-0-	48,395
Month #3 (February 1, 2014-February 28, 2014)	-0-	NA	-0-	48,395
Month #4 (March 1, 2014- March 31, 2014)	32,089	$13.63	32,089	450,281
Month #5 (April 1, 2014- April 30, 2014)	12,935	$13.58	12,935	437,346
Month #6 (May 1, 2014- May 31, 2014)	14,384	$13.60	14,384	422,962
TOTAL	59,408	$13.61	59,408	422,962

NOTE:

In February 2013, the Trustees authorized the extension of the share repurchase program and now allows the registrant to purchase up to 5% of its outstanding common shares over the 12-month period ending February 28, 2014 (based on shares outstanding as of December 31, 2012, or 459,352 shares). The extension began on March 1, 2013. Again in February 2014, the Trustees authorized the extension of the share repurchase program and now allows the registrant to purchase up to 5% of its outstanding common shares over the 12-month period ending February 28, 2015 (based on shares outstanding as of December 31, 2013, or 433,975 shares). The extension began on March 1, 2014.

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics - Not Applicable to this semi-annual report.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Enhanced Treasury Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014